SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Summary of the share option activities

	Outstanding options
		Weighted	Weighted average	Weighted average	Aggregate
	Number of	average	grant-date	remaining contractual	intrinsic
	options	exercise price	fair value	Term (Years)	value
Options outstanding at January 1, 2010	—	—	—
Granted	13,663,942	$1.21	$1.24
Cancelled	(3,343,845)	$0.99	$1.24
Forfeited	(11,035)	$0.99	$1.24
Options outstanding at December 31, 2010	10,309,062	$1.28	$1.24
Granted	—	$—	$—
Exercised	(336,114)	$0.99	$1.24
Forfeited	(422,296)	$0.99	$1.24
Options outstanding at December 31, 2011	9,550,652	$1.31	$1.24
Granted	2,745,806	$1.55	$0.66
Exercised	(679,402)	$0.99	$1.24
Forfeited	(4,341,736)	$1.68	$1.24
Options outstanding at December 31, 2012	7,275,320	$1.20	$1.02	8.15	$1,064
Options vested and expected to vest as of December 31, 2012	6,831,655	$1.22	$1.01	8.21	$960
Option exercisable as of December 31, 2012	2,311,186	$0.99	$1.24	7.20	$543

Schedule of estimated fair value of each option granted on the date of grant using the binomial option pricing model with certain assumptions

	Years ended December 31,
	2010	2011	2012
Expected volatility	54.1%	—	57.9%
Risk-free interest rate	4.36%	—	1.8%
Expected dividend yield	0%	—	0%
Exercise price	$0.99 per share	—	$1.55 per share
Fair value of the underlying ordinary shares	$1.89 per share	—	$1.21 per share
Exercise multiple	1.5 times	—	2.8 times

Summary of the nonvested shares activity

	Number of	Weighted average	Aggregate
	Nonvested	grant-date	intrinsic
	shares outstanding	fair value	value

Nonvested shares outstanding at January 1, 2011	—	—
Granted	1,974,368	4.24
Forfeited	(435,700)	4.47
Vested	(51,250)	4.84
Nonvested shares outstanding at December 31, 2011	1,487,418	4.15
Granted	1,888,313	1.32
Forfeited	(275,303)	4.30
Vested	(348,062)	4.16
Nonvested shares outstanding at December 31, 2012	2,752,366	2.19	$3,372
Nonvested shares vested and expected to vest at December 31, 2012	1,969,884	2.13	$2,413